EXPECTED CREDIT LOSSESS ALLOWANCE (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Total	$ (317,408)
Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	353
Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	(2,811)
Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(96,356)
Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	14,376
Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	3,752
Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(236,722)
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	(142,782)
Commercial Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	79
Commercial Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	(2,891)
Commercial Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(96,131)
Commercial Loans [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	5,652
Commercial Loans [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	(1,533)
Commercial Loans [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(47,959)
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	14,119
Mortgage Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total
Mortgage Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total
Mortgage Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total
Mortgage Loans [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	5,583
Mortgage Loans [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	5,161
Mortgage Loans [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	3,375
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	(189,251)
Consumer Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total
Consumer Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total
Consumer Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total
Consumer Loans [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	1,861
Consumer Loans [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	192
Consumer Loans [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(191,304)
Contingent Loans [Member]
Disclosure of financial assets [line items]
Total	9
Contingent Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	(90)
Contingent Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	11
Contingent Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(225)
Contingent Loans [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	1,214
Contingent Loans [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	(68)
Contingent Loans [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total	(834)
Loans And Account Receivable At FVOCI [Member]
Disclosure of financial assets [line items]
Total	431
Loans And Account Receivable At FVOCI [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	363
Loans And Account Receivable At FVOCI [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total	68
Loans And Account Receivable At FVOCI [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total
Loans And Account Receivable At FVOCI [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total
Loans And Account Receivable At FVOCI [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total
Loans And Account Receivable At FVOCI [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total
Debt At FVOCI [Member]
Disclosure of financial assets [line items]
Total	66
Debt At FVOCI [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total
Debt At FVOCI [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total
Debt At FVOCI [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total
Debt At FVOCI [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Total	66
Debt At FVOCI [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Total
Debt At FVOCI [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Total